Income Tax - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Line Items]
Cash and cash equivalents	$ 204,301	$ 184,224	$ 141,590
Deferred tax liabilities	$ 489,054	$ 506,135
Net operating loss carryforwards, description	The federal NOLs expire between 2036 and 2037, $13.2 million of the state NOLs expire between 2023 and 2039 and the remaining $3.1 million of the state NOLs carry forward indefinitely. Foreign NOLs of $11.6 million expire between 2024 and 2032 and the remaining $19.8 million of the foreign NOLs carry forward indefinitely.	The federal NOLs expire between 2036 and 2037, $13.2 million of the state NOLs expire between 2023 and 2039 and the remaining $3.1 million of the state NOLs carry forward indefinitely. Foreign NOLs of $11.6 million expire between 2024 and 2032 and the remaining $19.8 million of the foreign NOLs carry forward indefinitely.
Undistributed foreign earnings	$ 82,500
Valuation allowance	6,706	$ 5,570
Coronavirus Aid Relief and Economic Security Act [Member]
Income Tax Disclosure [Line Items]
Unrecognised Tax Benefits that would Impact of Effective tax Rate	12,600
Foreign [Member]
Income Tax Disclosure [Line Items]
Net operating loss carry forwards	31,400
State and Local Jurisdiction [Member]
Income Tax Disclosure [Line Items]
Net operating loss carry forwards	16,300
U.S. [Member]
Income Tax Disclosure [Line Items]
Net operating loss carry forwards	6,200
Foreign Subsidiaries [Member]
Income Tax Disclosure [Line Items]
Cash and cash equivalents	87,700	59,300
Undistributed earnings	134,600	$ 92,600
Deferred tax liabilities	$ 2,100